Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014